CONVERTIBLE DEBENTURES (Details) - Intrinsic Value Computation (Parentheticals) - Convertible Debenture [Member]	Apr. 30, 2014 USD ($) shares
CONVERTIBLE DEBENTURES (Details) - Intrinsic Value Computation (Parentheticals) [Line Items]
Issuance of shares | shares	266.68
Aggregate intrinsic value | $	$ 1,150,000